Convertible debt (Details Narrative) - USD ($)	6 Months Ended
	Dec. 31, 2025	Nov. 07, 2025	Oct. 08, 2025	Sep. 23, 2025	Jun. 30, 2025	Jun. 30, 2024
Short-Term Debt [Line Items]
Convertible notes, payable	$ 65,000,000
Default interest rate	18.00%
Crypto asset collateral	$ 55,326,899
Debt converted amount	$ 16,330,554
Note bears interest rate	6.00%
Redemption percentage	125.00%
Convertible notes, at fair value	$ 44,736,545
Common Class A [Member]
Short-Term Debt [Line Items]
Debt converted shares	1,110,713
Series A and C Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Convertible notes, payable		$ 65,000,000	$ 65,000,000	$ 65,000,000
Default interest rate	6.00%
September 23, 2027 [Member]
Short-Term Debt [Line Items]
Maturity date	Sep. 23, 2027
October 8, 2025 [Member]
Short-Term Debt [Line Items]
Convertible notes, payable	$ 4,000,000
Maturity date	Oct. 08, 2027
Debt converted amount	$ 3,036
November 7, 2025 [Member]
Short-Term Debt [Line Items]
Convertible notes, payable	$ 50,000,000
Maturity date	Nov. 07, 2027
Debt converted amount	$ 913
Series Note Aand C [Member]
Short-Term Debt [Line Items]
Crypto asset collateral	49,150,833
Series A Notes [Member]
Short-Term Debt [Line Items]
Debt converted amount	8,575,000
Interest	37,829
Convertible debt	9,870,547
Series C Notes [Member]
Short-Term Debt [Line Items]
Debt converted amount	3,475,000
Interest	16,496
Convertible debt	$ 6,542,402